Summary of Significant Accounting Policies (Details)	Dec. 31, 2014 USD ($)
Contingent consideration	$ 1,254,683
Total	1,254,683
Level 1 [Member]
Contingent consideration	0
Total	0
Level 2 [Member]
Contingent consideration	0
Total	0
Level 3 [Member]
Contingent consideration	1,254,683
Total	$ 1,254,683